Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities are Measured at Fair Value

The following tables present information about the Company’s assets and liabilities that are measured at fair value on September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$8,697,288	$8,697,288	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$355,781	$—	$355,781	$—
Warrant liabilities – Private Placement Warrants	275,531	—	—	275,531
Warrant liabilities – Representative’s Warrants	21,347	—	—	21,347
Convertible promissory note	1,591,380	—	—	1,591,380
Total	$2,244,039	$—	$355,781	$1,888,258
	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,873,406	$10,873,406	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$85,388	$85,388	$—	$—
Warrant liabilities – Private Placement Warrants	66,128	—	—	66,128
Warrant liabilities – Representative’s Warrants	5,123	—	—	5,123
Convertible promissory note	944,118	—	—	944,118
Total	$1,100,757	$85,388	$—	$1,015,369

The following tables present information about the Company’s assets and liabilities that are measured at fair value on December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and marketable securities held in trust	$10,873,406	$10,873,406	$—	$—
Liabilities:
Warrant liabilities – Public Warrants	$85,388	$85,388	$—	$—
Warrant liabilities – Private Placement Warrants	66,128	—	—	66,128
Warrant liabilities – Representative’s Warrants	5,123	—	—	5,123
Convertible promissory note	944,118	—	—	944,118
Total	$1,100,757	$85,388	$—	$1,015,369
	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$450,656	$450,656	$—	$—
Warrant liabilities – Private Placement Warrants	377,857	—	—	377,857
Warrant liabilities – Representative’s Warrants	29,274	—	—	29,274
Total	$857,787	$450,656	$—	$407,131

Schedule of Inputs into the Monte Carlo Simulation for the Warrant Liabilities and Convertible Promissory Note

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at September 30, 2024 and December 31, 2023:

	September 30, 2024		December 31, 2023
Input
Risk-free interest rate	3.95%		5.06%
Expected term (years)	1.10		0.71
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$11.70		$11.16

The key inputs into the Monte Carlo simulation model for the convertible promissory note were as follows at September 30, 2024 and December 31, 2023:

	September 30, 2024		December 31, 2023
Input
Risk-free interest rate	4.44%		5.48%
Expected term (years)	0.46		0.19
Expected volatility	De minimis	%	De minimis	%
Exercise price	$11.50		$11.50
Fair value of Common stock	$11.70		$11.16

The key inputs into the Monte Carlo simulation model for the warrant liabilities and convertible promissory note were as follows at December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
Input
Risk-free interest rate	5.06%		4.74%
Expected term (years)	0.71		0.90
Expected volatility	De minimis	%	7.7%
Exercise price	$11.50		$11.50
Fair value of Common stock	$11.16		$10.13

Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2024 and 2023:

	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2023	$66,128	$5,123	$71,251
Change in fair value of warrant liabilities	213,077	16,509	229,586
Fair value at March 31, 2024	279,205	21,632	300,837
Change in fair value of warrant liabilities	124,908	9,676	134,584
Fair value at June 30, 2024	404,113	31,308	435,421
Change in fair value of warrant liabilities	(128,582)	(9,961)	(138,543)
Fair value at September 30, 2024	$275,531	$21,347	$296,878
	Private Placement Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2022	$377,857	$29,274	$407,131
Change in fair value of warrant liabilities	246,681	19,112	265,793
Fair value at March 31, 2023	624,538	48,386	672,924
Change in fair value of warrant liabilities	(433,503)	(33,585)	(467,088)
Fair value at June 30, 2023	191,035	14,801	205,836
Change in fair value of warrant liabilities	102,865	7,969	110,834
Fair value at September 30, 2023	$293,900	$22,770	$316,670

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the years ended December 31, 2023 and 2022:

	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability

Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131
Change in fair value of warrant liabilities	(311,729)	—	(24,151)	(335,880)
Fair value at December 31, 2023	$66,128	$—	$5,123	$71,251
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(2,708,844)	(2,088,501)	(209,870)	(5,007,215)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at December 31, 2022	$377,857	$—	$29,274	$407,131

Schedule of Convertible Promissory Note
Convertible Promissory Note
Fair value at December 31, 2023	$944,118
Principal proceeds	378,185
Change in fair value of convertible promissory note	(60,077)
Fair value at March 31, 2024	$1,262,226
Proceeds received through convertible promissory note	330,796
Change in fair value of convertible promissory note	(66,021)
Fair value at June 30, 2024	$1,527,001
Proceeds received through convertible promissory note	79,000
Change in fair value of convertible promissory note	(14,621)
Fair value at September 30, 2024	$1,591,380

Convertible Promissory Note
Fair value at December 31, 2022	$—
Principal borrowing	1,121,815
Change in fair value of convertible promissory note	(177,697)
Fair value at December 31, 2023	$944,118